Average Annual Total Returns{- Fidelity Simplicity RMD 2015 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-11 - Fidelity Simplicity RMD 2015 Fund	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNJ Past 1 year	IXZNJ Past 5 years	IXZNJ Past 10 years
Total	14.71%	5.85%	7.51%	13.46%	4.23%	6.34%	9.11%	4.20%	5.75%	8.72%	3.05%	3.75%	15.13%	6.19%	7.87%